UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549


                               FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.


1.	Name and address of issuer:

             AXA Premier Funds Trust
             1290 Avenue of the Americas
             New York, NY 10104

2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
	list series or classes):	_X_


3.	Investment Company Act File Number:  811-10507

	Securities Act File Number: 333-70752


4(a). 	Last day of fiscal year for which this form is filed:

			10/31/02


4(b). 	__ Check box if this Form is being filed late (i.e., more
	   than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


	Note:  	If the Form is being filed late, interest must be
		paid on the registration fee due.


4(c). 	__ Check box if this is the last time the issuer will be
	   filing this Form.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of
		securities sold during
		the fiscal year pursuant
		to section 24(f):	               $155,284,497.39

	(ii)	Aggregate price of
		securities redeemed or
		repurchased during the
		fiscal year:	      $13,598,031.09

	(iii)	Aggregate price of
		securities redeemed or
		repurchased during any
		prior fiscal year ending
		no earlier than October
		11, 1995 that were not
		previously used to reduce
		registration fees payable
		to the Commission:	      $ 0.00

	(iv)	Total available redemption
		credits [add Items 5(ii)
		and 5(iii)]:	                     $ 13,598,031.09

	(v)	Net sales - if Item 5(i)
		is greater than Item 5(iv)
		[subtract Item 5(iv) from
		Item 5(i)]:     		     $141,686,466.30


	(vi)	Redemption credits available  $ 0.00
		for use in future years
		-if Item 5(i) is less than
		Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining   		  x .000092
		registration fee (See
		Instruction C.9):

	(viii)	Registration fee due 	 		=$13,035.15
		[multiply Item 5(v) by
		Item 5(vii)] (enter "0"
		if no fee is due):

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____0____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____0____.

7.	Interest due - if this Form is being filed
	more than 90 days after the end of the
	issuer's fiscal year (see Instruction D): 	  +$    0


8.	Total of the amount of the registration fee
	due plus any interest due [line 5(viii) plus
	line 7]:   					 =$13,035.15


9.	Date the registration fee and any interest payment was sent
	to the Commission's lockbox depository:

	Method of Delivery:  01/22/03

			_X_	Wire Transfer
			__	Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)*	/s/ Brian Walsh, V.P.
				Brian Walsh, Vice President

Date January 16, 2003

*Please print the name and title of the signing officer below the signature.